Exit or Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Summary of activity and remaining liabilities associated with qualified exit costs
The tables on the following pages summarize the activity and remaining liabilities associated with qualified exit costs:

Exit Plan	Balance at December 31, 2013	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2014
Paint Stores Group stores shutdown in 2014:
Other qualified exit costs		$280		$280
Consumer Group facilities shutdown in 2014:
Severance and related costs		4,028	$(1,296)	2,732
Other qualified exit costs		781		781
Global Finishes Group exit of business in 2014:
Severance and related costs		2,500	(2,396)	104
Other qualified exit costs		2,267	(1,187)	1,080
Paint Stores Group facility shutdown in 2013:
Severance and related costs	$977	2,126	(2,449)	654
Other qualified exit costs		1,499	(294)	1,205
Consumer Group facilities shutdown in 2013:
Severance and related costs	598	97	(695)
Global Finishes Group stores shutdown in 2013:
Severance and related costs	33		(5)	28
Other qualified exit costs	220		(82)	138
Latin America Coatings Group facilities shutdown in 2013:
Severance and related costs	123		(123)
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs	244		(51)	193
Global Finishes Group facilities shutdown in 2012:
Severance and related costs	2,177		(1,863)	314
Other qualified exit costs	83			83
Other qualified exit costs for facilities shutdown prior to 2012	1,365		(441)	924
Totals	$5,820	$13,578	$(10,882)	$8,516

Exit Plan	Balance at December 31, 2012	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2013
Paint Stores Group stores shutdown in 2013:
Severance and related costs		$1,004	$(27)		$977
Consumer Group facilities shutdown in 2013:
Severance and related costs		598			598
Global Finishes Group branches shutdown in 2013:
Severance and related costs		278	(25)		253
Latin America Coatings Group facilities shutdown in 2013:
Severance and related costs		123			123
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs	$313		(68)	$(1)	244
Global Finishes Group facilities shutdown in 2012:
Severance and related costs	2,236	2,533	(2,592)		2,177
Other qualified exit costs	3,430	83	(3,530)	100	83
Global Finishes Group branches shutdown in 2011:
Other qualified exit costs	290		(222)		68
Other qualified exit costs for facilities shutdown prior to 2011	2,288		(955)	(36)	1,297
Totals	$8,557	$4,619	$(7,419)	$63	$5,820

Exit Plan	Balance at January 1, 2012	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2012
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs		$313			$313
Global Finishes Group facility shutdown in 2012:
Severance and related costs		3,933	$(1,697)		2,236
Other qualified exit costs		3,430			3,430
Consumer Group manufacturing facilities shutdown in 2011:
Severance and related costs	$197		(133)	$(64)
Paint Stores Group stores shutdown in 2011:
Other qualified exit costs	156		(144)	(12)
Global Finishes Group branches shutdown in 2011:
Severance and related costs	129		(134)	5
Other qualified exit costs	470		(180)		290
Global Finishes Group branches shutdown in 2010:
Other qualified exit costs	955		(133)		822
Other qualified exit costs for facilities shutdown prior to 2010	8,493		(2,156)	(4,871)	1,466
Totals	$10,400	$7,676	$(4,577)	$(4,942)	$8,557